Submission	Sep. 19, 2025
Submission [Line Items]
Central Index Key	0000099780
Registrant Name	Trinity Industries, Inc.
Form Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A